CONVERTIBLE NOTES PAYABLE - 2020 Notes (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Mar. 13, 2022	Dec. 31, 2020
Convertible Notes Warrants, Common Stock
Debt Instrument [Line Items]
Fair value of convertible notes				$ 1.2
Shares warrants may purchase			29,388
Warrants, exercise price of warrants (in dollars per share)			$ 49.75
Contractual term		5 years
2020 Notes
Debt Instrument [Line Items]
Shares warrants may purchase		29,388
Warrants, exercise price of warrants (in dollars per share)		$ 49.75
2020 Notes | Convertible Notes Warrants, Common Stock
Debt Instrument [Line Items]
Shares issued upon conversion	5,183
Equivalent percentage of warrants received		100.00%